Schedule of investments
Macquarie Mid Cap Income Opportunities Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.43%♣
Consumer Discretionary — 20.05%
Darden Restaurants	117,021	$ 25,507,067
Garmin	125,024	26,095,009
Levi Strauss & Co. Class A	1,408,265	26,038,820
Service Corp. International	319,049	25,970,589
Tractor Supply	481,957	25,432,871
Travel + Leisure	504,807	26,053,089
Vail Resorts	161,893	25,438,247
		180,535,692
Consumer Staples — 5.45%
Hershey	146,464	24,305,701
McCormick & Co.	327,052	24,797,082
		49,102,783
Financials — 8.55%
Ares Management Class A	150,754	26,110,593
Arthur J Gallagher & Co.	80,167	25,663,060
First American Financial	410,206	25,182,546
		76,956,199
Healthcare — 8.58%
Cardinal Health	155,404	26,107,872
Quest Diagnostics	142,442	25,586,857
Royalty Pharma Class A	708,642	25,532,371
		77,227,100
Industrials — 25.61%
Broadridge Financial Solutions	106,850	25,967,755
Fastenal	618,856	25,991,952
L3Harris Technologies	102,664	25,752,238
nVent Electric	353,435	25,889,114
Paychex	177,893	25,876,316
Robert Half	600,257	24,640,550
Rollins	453,284	25,574,283
Snap-on	81,373	25,321,650
Watsco	57,928	25,582,163
		230,596,021
Information Technology — 11.43%
Microchip Technology	355,410	25,010,202
NetApp	241,941	25,778,814
Seagate Technology Holdings	183,682	26,510,823
TE Connectivity	151,590	25,568,685
		102,868,524
Materials — 14.05%
AptarGroup	165,318	25,860,695
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Avery Dennison	144,096	$ 25,284,525
Packaging Corp. of America	133,766	25,208,203
RPM International	233,462	25,643,466
Sonoco Products	563,327	24,538,524
		126,535,413
Real Estate — 5.71%
Extra Space Storage	174,968	25,797,282
Kilroy Realty	745,819	25,589,050
		51,386,332
Total Common Stocks (cost $592,711,891)		895,208,064

Short-Term Investments — 2.67%
Money Market Mutual Funds — 2.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	6,004,466	6,004,466
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	6,004,466	6,004,466
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	6,004,466	6,004,466
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	6,004,467	6,004,467
Total Short-Term Investments (cost $24,017,865)		24,017,865

Total Value of Securities—102.10% (cost $616,729,756)		919,225,929
Liabilities Net of Receivables and Other Assets—(2.10%)		(18,919,944)
Net Assets Applicable to 47,747,782 Shares Outstanding—100.00%		$900,305,985
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
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